CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD	CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD.
Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.
Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.
The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2024. As of December 31, 2024, VEON Ltd. had restricted net assets of 103%, compared to 105% in 2023, of total net assets. The Company was subject to restrictions on the up-streaming of dividend from Ukraine during 2024 owing to the ongoing war in Ukraine (refer Note 25 for further details). The main restriction for 2024 related to Ukraine operations owing to regulatory restriction as explained above and in Note 25, which includes the freezing of Kyivstar’s corporate rights applied from October 6, 2023 by the Security Services of Ukraine. In addition, the devaluation of exchange rates in the countries in which VEON operates also lowered the book value of the consolidated net assets of the Company relative to its share of the restricted assets. Accordingly, separate condensed financial statements of VEON Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.
The ‘Equity’ and ‘Profit / (loss) for the year’ shown in the separate condensed financial statements below are equal to the ‘Equity’ and ‘Profit / (loss) for the year’ which are attributable to the owners of the parent within the Company’s consolidated financial statements.
Subsidiaries
Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are de-recognized from the date that control ceases.
Investments in subsidiaries are measured at net asset value. Net asset value is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary based on the net asset value is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.
Newly acquired subsidiaries are initially recognized on the basis of the fair value of their identifiable net assets at the acquisition date. For subsequent valuations, the principles that apply for these financial statements are used.
The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.
Condensed statement of financial position:
As of December 31

	2024	2023	2022
Non-current assets
Intangible assets	1	3	5
Tangible fixed assets	1	2	2
Financial fixed assets	1,461	1,157	760
Total non-current assets	1,463	1,162	767
Total current assets	143	116	78

Total assets	1,606	1,278	845

Equity	1,099	865	569
Total liabilities	507	413	276

Total equity and liabilities	1,606	1,278	845
Condensed income statement:
for the years ended December 31

	2024	2023	2022
Selling, general and administrative expenses	(83)	(134)	(103)
Other operating gains	—	—	—
Recharged expenses to group companies	19	23	10

Operating (loss)	(64)	(111)	(93)
Finance costs	(11)	(6)	(1)
Share in result of subsidiaries after tax	492	(2,410)	(68)
Income tax	(2)	(1)	—
Total non-operating income and expenses	479	(2,417)	(69)

Profit / (loss) for the year	415	(2,528)	(162)

Condensed statements of comprehensive income:
for the years ended December 31

	2024	2023	2022
Total comprehensive (loss) / profit for the year, net of tax	—	—	—

Condensed statement of cash flows:
for the years ended December 31

	2024	2023	2022

Net cash flows from operating activities	(80)	(104)	(108)

Investing activities
Receipt of capital surplus from a subsidiary	—	—	—
Other cash flows from investing activities	4	2	—
Net cash flows used in investing activities	4	2	—

Financing activities
Proceeds from borrowings net of fees paid	88	100	60
Repayment of borrowings	(16)	—	—
Net cash flows generated from financing activities	72	100	60

Net decrease in cash and cash equivalents	(4)	(2)	(48)
Cash and cash equivalents at beginning of period	4	6	54
Cash and cash equivalents at end of period	—	4	6

As of December 31, 2024, 2023 and 2022 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Dubai, April 25, 2025
VEON Ltd.